Acquisition (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Aug. 22, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Purchase equipment		$ 864,451	$ 78,754	$ 252,645	$ 968,831
Goodwill		86,348
Cash payment		$ 35,116
Midtown Acquisition [Member]
Purchase price	$ 121,464
Purchase equipment	35,116
Goodwill	86,348
Cash payment	35,000
Assumed liability	$ 86,000